Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,328,582	¥ 1,244,268
Total gains (losses) for the period included in earnings, Assets		(13,940)	65,966
Total gains (losses) for the period included in other comprehensive income, Assets		5,206	(10,591)
Purchases, Assets		441,560	586,275
Issues, Assets		(1,281)	(2,535)
Sales, Assets		(113,762)	(306,927)
Settlements, Assets		(280,977)	(194,337)
Transfers into Level 3, Assets	[1]	47,380	25,140
Transfers out of Level 3, Assets	[1]	(22,484)	(19,102)
Level 3 assets, Ending balance		1,390,284	1,388,157
Change in unrealized gains (losses) included in earnings for assets still held at period end		(2,662)	62,238
Level 3 liabilities, Beginning balance		36,293	92,867
Total gains (losses) for the period included in earnings, Liabilities		32,922	(23,535)
Total gains (losses) for the period included in other comprehensive income, Liabilities		(572)	691
Purchases, Liabilities		¥ (2,271)	305
Issues, Liabilities			¥ 51
Sales, Liabilities
Settlements, Liabilities		¥ (12,167)	¥ (7,187)
Transfers into Level 3, Liabilities	[1]	5,652	8,799
Transfers out of Level 3, Liabilities	[1]	(4,698)	(82,641)
Level 3 liabilities, Ending balance		(9,541)	35,038
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		33,242	(26,843)
Obligation to return securities received as collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Purchases, Liabilities			305
Level 3 liabilities, Ending balance			305
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		36,293	92,867
Total gains (losses) for the period included in earnings, Liabilities	[2]	32,922	(23,535)
Total gains (losses) for the period included in other comprehensive income, Liabilities		(572)	691
Purchases, Liabilities		(2,271)
Issues, Liabilities			51
Settlements, Liabilities		(12,167)	(7,187)
Transfers into Level 3, Liabilities	[1]	5,652	8,799
Transfers out of Level 3, Liabilities	[1]	(4,698)	(82,641)
Level 3 liabilities, Ending balance		(9,541)	34,733
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[2]	33,242	(26,843)
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	860,418	658,917
Total gains (losses) for the period included in earnings, Assets	[3],[4]	(2,596)	52,322
Purchases, Assets	[3]	278,396	469,733
Sales, Assets	[3]	(111,857)	(292,501)
Settlements, Assets	[3]	(110,658)	(64,398)
Transfers into Level 3, Assets	[1],[3]	46,277	22,869
Transfers out of Level 3, Assets	[1],[3]	(15,303)	(11,212)
Level 3 assets, Ending balance	[3]	944,677	835,730
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	(5,835)	47,981
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		66,197	15,450
Total gains (losses) for the period included in earnings, Assets		(466)	2,784
Purchases, Assets		65,667	43,693
Sales, Assets		(16,394)	(39,373)
Settlements, Assets		(53,314)	(8,204)
Transfers out of Level 3, Assets	[1]		(1,036)
Level 3 assets, Ending balance		61,690	13,314
Change in unrealized gains (losses) included in earnings for assets still held at period end		(490)	1,722
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		96,918	132,518
Total gains (losses) for the period included in earnings, Assets		(523)	12,398
Purchases, Assets		78,538	62,837
Sales, Assets		(51,125)	(1,468)
Settlements, Assets		(8,530)	(1,326)
Transfers into Level 3, Assets	[1],[5]	19,549	22,869
Transfers out of Level 3, Assets	[1],[5]	(15,303)	(10,176)
Level 3 assets, Ending balance		119,524	217,652
Change in unrealized gains (losses) included in earnings for assets still held at period end		(577)	12,357
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		38,730	11,601
Total gains (losses) for the period included in earnings, Assets		(17)	4,027
Purchases, Assets			192,004
Sales, Assets			(164,359)
Settlements, Assets		(4,517)	(3,855)
Transfers into Level 3, Assets	[1]	643
Level 3 assets, Ending balance		34,839	39,418
Change in unrealized gains (losses) included in earnings for assets still held at period end		(62)	2,377
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		586,635	439,664
Total gains (losses) for the period included in earnings, Assets		(2,440)	30,878
Purchases, Assets		128,045	164,972
Sales, Assets		(42,410)	(83,915)
Settlements, Assets		(42,780)	(51,013)
Transfers into Level 3, Assets	[1]	26,085
Level 3 assets, Ending balance		653,135	500,586
Change in unrealized gains (losses) included in earnings for assets still held at period end		(4,383)	30,318
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		37,812	32,565
Total gains (losses) for the period included in earnings, Assets		(323)	1,207
Level 3 assets, Ending balance		37,489	33,772
Change in unrealized gains (losses) included in earnings for assets still held at period end		(323)	1,207
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		34,126	27,119
Total gains (losses) for the period included in earnings, Assets		1,173	1,028
Purchases, Assets		6,146	6,227
Sales, Assets		(1,928)	(3,386)
Settlements, Assets		(1,517)
Level 3 assets, Ending balance		38,000	30,988
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		39,250	8,864
Total gains (losses) for the period included in earnings, Assets	[4]	(5,081)	10,091
Total gains (losses) for the period included in other comprehensive income, Assets		150	7
Purchases, Assets		1,898	2,213
Issues, Assets		(1,281)	(2,535)
Settlements, Assets		(279)	(80)
Transfers into Level 3, Assets	[1]	1,006	1,264
Transfers out of Level 3, Assets	[1]	(5,689)	(5,230)
Level 3 assets, Ending balance		29,974	14,594
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	2,849	11,795
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		29,074	13,676
Total gains (losses) for the period included in earnings, Assets		(1,288)	11,984
Total gains (losses) for the period included in other comprehensive income, Assets		35	(70)
Purchases, Assets		8
Issues, Assets		(2)
Settlements, Assets		2,251	1,808
Transfers into Level 3, Assets	[1]	338	770
Transfers out of Level 3, Assets	[1]	(2,020)	(3,264)
Level 3 assets, Ending balance		28,396	24,904
Change in unrealized gains (losses) included in earnings for assets still held at period end		(114)	13,927
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		8,401	(7,038)
Total gains (losses) for the period included in earnings, Assets		1,390	(6,400)
Total gains (losses) for the period included in other comprehensive income, Assets		13	14
Purchases, Assets		864	1,018
Issues, Assets		(802)	(828)
Settlements, Assets		(3,580)	(1,007)
Transfers into Level 3, Assets	[1]	600	494
Transfers out of Level 3, Assets	[1]	(4,196)	(1,964)
Level 3 assets, Ending balance		2,690	(15,711)
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,300	(5,547)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		5,906	4,195
Total gains (losses) for the period included in earnings, Assets		(5,915)	2,468
Total gains (losses) for the period included in other comprehensive income, Assets		75	21
Purchases, Assets		131	327
Issues, Assets		(131)	(327)
Settlements, Assets		(1,445)	(1,004)
Level 3 assets, Ending balance		(1,379)	5,680
Change in unrealized gains (losses) included in earnings for assets still held at period end		625	2,366
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(933)	(622)
Total gains (losses) for the period included in earnings, Assets		522	1,156
Total gains (losses) for the period included in other comprehensive income, Assets		(19)	25
Purchases, Assets		895	868
Issues, Assets		(346)	(1,380)
Settlements, Assets		(59)	147
Transfers out of Level 3, Assets	[1]		(2)
Level 3 assets, Ending balance		60	192
Change in unrealized gains (losses) included in earnings for assets still held at period end		939	1,029
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(3,198)	(1,347)
Total gains (losses) for the period included in earnings, Assets		210	883
Total gains (losses) for the period included in other comprehensive income, Assets		46	17
Settlements, Assets		2,554	(24)
Transfers into Level 3, Assets	[1]	68
Transfers out of Level 3, Assets	[1]	527
Level 3 assets, Ending balance		207	(471)
Change in unrealized gains (losses) included in earnings for assets still held at period end		99	20
Investment Securities, Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		401,837	544,688
Total gains (losses) for the period included in earnings, Assets	[6]	(7,442)	(40)
Total gains (losses) for the period included in other comprehensive income, Assets		5,056	(10,598)
Purchases, Assets		158,726	113,193
Sales, Assets		(283)	(12,639)
Settlements, Assets		(170,040)	(129,859)
Transfers into Level 3, Assets	[1]	97	1,007
Transfers out of Level 3, Assets	[1]	(1,492)	(2,660)
Level 3 assets, Ending balance		386,459	503,092
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	(59)	(485)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		29,649	151,647
Total gains (losses) for the period included in other comprehensive income, Assets		(436)	(327)
Purchases, Assets		529	800
Settlements, Assets		(5,811)	(390)
Level 3 assets, Ending balance		23,931	151,730
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		19,284	75,849
Total gains (losses) for the period included in earnings, Assets		463	1,035
Total gains (losses) for the period included in other comprehensive income, Assets		204	(86)
Purchases, Assets		751	16
Sales, Assets		(283)	(5,664)
Settlements, Assets		(1,209)	(3,955)
Transfers into Level 3, Assets	[1],[5]	97	1,007
Transfers out of Level 3, Assets	[1],[5]	(1,492)	(2,660)
Level 3 assets, Ending balance		17,815	65,542
Change in unrealized gains (losses) included in earnings for assets still held at period end		(52)	(485)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		93	19,258
Total gains (losses) for the period included in earnings, Assets			(1)
Total gains (losses) for the period included in other comprehensive income, Assets			179
Sales, Assets			(6,975)
Settlements, Assets		(74)	(1,152)
Level 3 assets, Ending balance		19	11,309
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		3,785	3,112
Total gains (losses) for the period included in other comprehensive income, Assets		232	70
Settlements, Assets		(46)	(36)
Level 3 assets, Ending balance		3,971	3,146
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		166,723	109,876
Total gains (losses) for the period included in earnings, Assets		(7,986)	(1,074)
Total gains (losses) for the period included in other comprehensive income, Assets		2,467	(4,258)
Purchases, Assets		155,994	99,080
Settlements, Assets		(155,421)	(101,686)
Level 3 assets, Ending balance		161,777	101,938
Change in unrealized gains (losses) included in earnings for assets still held at period end		(7)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		182,303	184,946
Total gains (losses) for the period included in earnings, Assets		81
Total gains (losses) for the period included in other comprehensive income, Assets		2,589	(6,176)
Purchases, Assets		1,452	13,297
Settlements, Assets		(7,479)	(22,640)
Level 3 assets, Ending balance		178,946	169,427
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		22,537	26,201
Total gains (losses) for the period included in earnings, Assets	[2]	425	2,600
Purchases, Assets		2,435	754
Sales, Assets		(1,024)	(1,414)
Level 3 assets, Ending balance		24,373	28,141
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	(143)	2,041
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		4,540	5,598
Total gains (losses) for the period included in earnings, Assets	[2]	754	993
Purchases, Assets		105	382
Sales, Assets		(598)	(373)
Level 3 assets, Ending balance		4,801	6,600
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	¥ 526	¥ 906

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange gains (losses)-net.
[5]	Transfers out of, and transfers into, Level 3 for corporate bonds were due principally to changes in the impact of unobservable creditworthiness inputs of the private placement bonds.
[6]	Included in Investment securities gains-net.